Significant Accounting Policies - Additional Information (Details) £ in Thousands	12 Months Ended
	Dec. 31, 2017 GBP (£) Segment	Dec. 31, 2016 GBP (£)	Dec. 31, 2015 GBP (£)	Dec. 31, 2014 GBP (£)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents | £	£ 86,703	£ 19,990	£ 14,112	£ 18,761
Number of operating segment | Segment	1
Cash at banks maturity period	Less than three months
Certificates of deposits maturity period	Greater than three months but less than one year
Maximum
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Income tax credit, cash rebate percentage	33.35%
Patents
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Patent life	20 years